Goodwill and other intangibles (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, net	$ 5,775	$ 0
Amortization	(6,095)	(1,155)
Other intangible assets, net	16,640	5,775
Barcas Field Services, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		6,930
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	(50)
Chesapeake crude oil trucking assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 17,010